RELATED PARTY TRANSACTIONS - Amount Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Xu Qing | Shareholder of the Company
Statement
Amount due from related parties	$ 213	$ 191